UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/17

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INCOME FUND

Statement of Investments, March 31, 2017 (unaudited)
	Principal
	Amount*			Value

Foreign Government and Agency Securities 68.2%
Argentina 4.2%
Argentine Bonos del Tesoro,
18.20%, 10/03/21.	224,189,000		ARS	$15,616,942
16.00%, 10/17/23.	78,180,000		ARS	5,260,267
senior note, 15.50%, 10/17/26	313,410,000		ARS	21,135,019
[a,b] Government of Argentina, FRN, 20.926%, 4/03/22	20,588,000		ARS	1,376,436
				43,388,664
Brazil 13.6%
Letra Tesouro Nacional,
Strip, 1/01/19	23,180	[c]	BRL	6,320,051
Strip, 7/01/19	11,330	[c]	BRL	2,950,424
Nota Do Tesouro Nacional,
10.00%, 1/01/21	65,655	[c]	BRL	21,084,858
10.00%, 1/01/23	6,218	[c]	BRL	1,990,712
10.00%, 1/01/25	78,513	[c]	BRL	25,091,917
10.00%, 1/01/27	28,973	[c]	BRL	9,235,231
[d] Index Linked, 6.00%, 5/15/19.	3,255	[c]	BRL	3,162,569
[d] Index Linked, 6.00%, 8/15/22.	24,329	[c]	BRL	23,942,749
[d] Index Linked, 6.00%, 5/15/23.	12,641	[c]	BRL	12,500,985
[d] Index Linked, 6.00%, 8/15/24.	6,860	[c]	BRL	6,833,082
[d] Index Linked, 6.00%, 8/15/50.	23,895	[c]	BRL	25,648,565
				138,761,143
Colombia 3.7%
Government of Colombia,
senior bond, 7.75%, 4/14/21	983,000,000		COP	365,867
senior bond, 4.375%, 3/21/23	149,000,000		COP	47,048
senior bond, 9.85%, 6/28/27	237,000,000		COP	103,915
Titulos de Tesoreria,
B, 7.75%, 9/18/30	43,249,700,000		COP	16,333,020
B, 7.00%, 6/30/32	894,000,000		COP	313,253
senior bond, B, 11.25%, 10/24/18	2,117,000,000		COP	792,997
senior bond, B, 11.00%, 7/24/20	1,144,000,000		COP	455,616
senior bond, B, 7.00%, 5/04/22	2,218,000,000		COP	801,020
senior bond, B, 10.00%, 7/24/24	11,381,000,000		COP	4,756,737
senior bond, B, 7.50%, 8/26/26	24,039,300,000		COP	8,849,241
senior bond, B, 6.00%, 4/28/28	13,320,000,000		COP	4,379,230
senior note, B, 7.00%, 9/11/19	1,258,000,000		COP	447,925
				37,645,869
India 4.7%
Government of India,
senior bond, 7.80%, 5/03/20	231,200,000		INR	3,681,912
senior bond, 8.35%, 5/14/22	68,200,000		INR	1,118,528
senior bond, 8.08%, 8/02/22	16,000,000		INR	260,259
senior bond, 8.13%, 9/21/22	15,000,000		INR	244,564
senior bond, 9.15%, 11/14/24	387,000,000		INR	6,708,865
senior note, 7.28%, 6/03/19.	9,000,000		INR	141,046
senior note, 8.27%, 6/09/20.	476,000,000		INR	7,691,693
senior note, 8.12%, 12/10/20	252,600,000		INR	4,080,896
senior note, 7.80%, 4/11/21.	697,700,000		INR	11,156,531
senior note, 8.79%, 11/08/21	31,000,000		INR	515,591
senior note, 8.15%, 6/11/22.	23,000,000		INR	374,557
senior note, 7.16%, 5/20/23.	42,900,000		INR	669,845

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 8.83%, 11/25/23	579,400,000		INR	$9,806,296
senior note, 7.68%, 12/15/23	75,000,000		INR	1,205,487
				47,656,070
Indonesia 9.3%
Government of Indonesia,
6.125%, 5/15/28	3,157,000,000		IDR	214,940
FR34, 12.80%, 6/15/21	64,492,000,000		IDR	5,875,447
FR35, 12.90%, 6/15/22	42,438,000,000		IDR	4,004,785
FR36, 11.50%, 9/15/19	32,651,000,000		IDR	2,708,766
FR43, 10.25%, 7/15/22	4,826,000,000		IDR	414,677
FR48, 9.00%, 9/15/18.	4,494,000,000		IDR	349,187
FR52, 10.50%, 8/15/30	3,390,000,000		IDR	317,045
senior bond, 9.00%, 3/15/29	45,298,000,000		IDR	3,832,764
senior bond, 8.75%, 5/15/31	41,805,000,000		IDR	3,494,860
senior bond, FR31, 11.00%, 11/15/20.	145,557,000,000		IDR	12,397,818
senior bond, FR39, 11.75%, 8/15/23	2,703,000,000		IDR	251,527
senior bond, FR42, 10.25%, 7/15/27	3,595,000,000		IDR	327,854
senior bond, FR44, 10.00%, 9/15/24	1,618,000,000		IDR	141,122
senior bond, FR46, 9.50%, 7/15/23	49,800,000,000		IDR	4,205,281
senior bond, FR47, 10.00%, 2/15/28	1,052,000,000		IDR	94,731
senior bond, FR53, 8.25%, 7/15/21	144,200,000,000		IDR	11,378,663
senior bond, FR56, 8.375%, 9/15/26	323,659,000,000		IDR	26,474,691
senior bond, FR59, 7.00%, 5/15/27	25,352,000,000		IDR	1,901,567
senior bond, FR61, 7.00%, 5/15/22	13,189,000,000		IDR	998,170
senior bond, FR63, 5.625%, 5/15/23	16,137,000,000		IDR	1,132,272
senior bond, FR70, 8.375%, 3/15/24	149,967,000,000		IDR	12,098,198
senior note, FR66, 5.25%, 5/15/18	5,394,000,000		IDR	400,841
senior note, FR69, 7.875%, 4/15/19	20,859,000,000		IDR	1,605,653
				94,620,859
Mexico 14.8%
Government of Mexico,
7.75%, 12/14/17	10,748,940	[e]	MXN	57,842,938
M, 4.75%, 6/14/18	3,440,200	[e]	MXN	17,978,136
senior note, 8.50%, 12/13/18	7,037,900	[e]	MXN	38,672,391
senior note, M, 5.00%, 12/11/19.	6,645,500	[e]	MXN	33,951,041
[f] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17	228,124	[g]	MXN	1,218,581
Index Linked, 4.00%, 6/13/19.	132,663	[g]	MXN	722,791
Index Linked, 2.50%, 12/10/20	104,619	[g]	MXN	545,518
				150,931,396
Peru 3.1%
Government of Peru, senior bond, 7.84%, 8/12/20	93,349,000		PEN	31,628,457
Philippines 1.3%
Government of the Philippines,
senior note, 5.875%, 1/31/18	1,480,000		PHP	30,115
senior note, 3.375%, 8/20/20	9,870,000		PHP	192,491
senior note, 3-21, 2.875%, 5/22/17	15,570,000		PHP	310,347
senior note, 5-72, 2.125%, 5/23/18	82,557,000		PHP	1,631,028
senior note, 7-51, 5.00%, 8/18/18.	11,330,000		PHP	230,836

|2

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Philippines (continued)
Government of the Philippines, (continued)
senior note, 7-56, 3.875%, 11/22/19	578,780,000	PHP	$11,478,728
			13,873,545
Portugal 0.6%
[h] Government of Portugal, 144A, 5.125%, 10/15/24.	6,416,000		6,226,535
South Africa 0.8%
Government of South Africa,
8.00%, 1/31/30	29,090,000	ZAR	1,964,719
7.00%, 2/28/31	7,724,000	ZAR	472,842
8.25%, 3/31/32	17,857,000	ZAR	1,206,438
8.875%, 2/28/35	17,861,000	ZAR	1,248,912
8.50%, 1/31/37	11,199,000	ZAR	748,601
R186, 10.50%, 12/21/26	21,454,000	ZAR	1,764,582
senior bond, 6.25%, 3/31/36	12,059,000	ZAR	638,272
			8,044,366
South Korea 8.4%
Korea Treasury Bond,
senior note, 1.25%, 12/10/19	2,725,000,000	KRW	2,413,451
senior note, 2.00%, 3/10/21.	73,403,200,000	KRW	66,280,403
senior note, 1.375%, 9/10/21	19,675,400,000	KRW	17,293,663
			85,987,517
[i] Supranational 1.0%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24.	185,000,000	MXN	10,049,562
Ukraine 2.7%
[h] Government of Ukraine,
144A, 7.75%, 9/01/22	4,591,000		4,416,083
144A, 7.75%, 9/01/23	3,082,000		2,914,493
144A, 7.75%, 9/01/24	3,041,000		2,851,211
144A, 7.75%, 9/01/25	4,941,000		4,567,263
144A, 7.75%, 9/01/26	4,361,000		4,012,120
144A, 7.75%, 9/01/27	4,981,000		4,570,068
[j,k] 144A, VRI, GDP Linked Security, 5/31/40	11,154,000		4,177,173
			27,508,411
Total Foreign Government and Agency Securities (Cost $691,275,633).			696,322,394

Short Term Investments 25.7%
Foreign Government and Agency Securities 4.7%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 6/13/17 - 9/12/17	1,544,000,000	COP	525,530
Mexico 2.4%
[l] Mexico Treasury Bill, 4/12/17 - 11/09/17.	47,886,210[m] MXN		24,937,277
Philippines 2.2%
[l] Philippine Treasury Bill, 4/19/17 - 9/27/17.	1,136,860,000	PHP	22,477,713
Total Foreign Government and Agency Securities (Cost $49,637,899)			47,940,520
Total Investments before Money Market Funds (Cost $740,913,532)			744,262,914

|3

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Money Market Funds (Cost $214,243,609) 21.0%
United States 21.0%
[n,o] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	214,243,609	$214,243,609
Total Investments (Cost $955,157,141) 93.9%		958,506,523
Other Assets, less Liabilities 6.1%		62,284,665
Net Assets 100.0%		$1,020,791,188

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation.
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $33,734,946, representing 3.3% of net assets.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jNon-income producing.
kThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
lThe security was issued on a discount basis with no stated coupon rate.
mPrincipal amount is stated in 10 Mexican Peso Units.
nSee Note 6 regarding investments in affiliated management investment companies.
oThe rate shown is the annualized seven-day yield at period end.

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	3,852,962,000	5,998,228	4/03/17	$—		$(160,451)
Chilean Peso	DBAB	Sell	3,852,962,000	5,798,287	4/03/17	—		(39,490)
Chilean Peso	JPHQ	Buy	510,998,000	786,090	4/03/17	—		(11,857)
Chilean Peso	JPHQ	Sell	510,998,000	769,344	4/03/17	—		(4,890)
Chilean Peso	MSCO	Buy	4,536,967,000	6,992,859	4/03/17	—		(118,719)
Chilean Peso	MSCO	Sell	4,536,967,000	6,846,599	4/03/17	—		(27,542)
Euro	GSCO	Buy	454,000	487,233	4/03/17	—		(2,886)
Euro	GSCO	Sell	454,000	481,349	4/03/17	—		(2,998)
Australian Dollar	GSCO	Sell	26,618,090	20,373,220	4/06/17	33,806		—
Chilean Peso	DBAB	Buy	1,123,610,000	1,723,064	4/06/17	—		(20,973)
Chilean Peso	MSCO	Buy	1,535,857,500	2,389,436	4/07/17	—		(63,007)
Japanese Yen	JPHQ	Sell	278,975,000	2,730,859	4/07/17	223,856		—
Mexican Peso	CITI	Buy	21,365,740	1,169,431	4/07/17	—		(29,514)
Chilean Peso	JPHQ	Buy	1,128,000,000	1,682,703	4/10/17	25,590		—
Euro	BOFA	Sell	1,677,316	1,780,454	4/10/17	—		(9,540)
Euro	HSBK	Sell	13,422,375	14,229,864	4/10/17	—		(94,198)
Euro	JPHQ	Sell	893,000	946,183	4/10/17	—		(6,807)
Euro	BOFA	Sell	4,891,000	5,180,156	4/11/17	—		(39,645)
Euro	SCNY	Sell	1,325,806	1,407,263	4/11/17	—		(7,671)

							|	4

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	555,000,000	5,397,389		4/11/17	$409,079	$—
Euro	JPHQ	Sell	846,000	899,391		4/12/17	—	(3,522)
Euro	JPHQ	Sell	17,248,000	18,212,181		4/13/17	—	(196,979)
Japanese Yen	BZWS	Sell	281,000,000	2,732,639		4/13/17	206,821	—
Japanese Yen	CITI	Sell	146,000,000	1,372,180		4/13/17	59,833	—
Japanese Yen	DBAB	Sell	277,200,000	2,697,311		4/13/17	205,650	—
Chilean Peso	DBAB	Buy	1,472,518,000	2,196,149		4/17/17	32,873	—
Chilean Peso	DBAB	Buy	1,026,660,000	1,517,045		4/18/17	36,959	—
Chilean Peso	GSCO	Buy	521,800,000	780,145		4/18/17	9,677	—
Euro	GSCO	Sell	560,000	596,982		4/18/17	—	(852)
Euro	JPHQ	Sell	26,748,000	28,493,575		4/18/17	—	(61,536)
Euro	UBSW	Sell	908,630	963,030		4/18/17	—	(6,988)
Indian Rupee	JPHQ	Buy	412,387,000	5,611,257	EUR	4/18/17	361,877	—
Indonesian Rupiah	JPHQ	Buy	111,570,000,000	11,014,908	AUD	4/19/17	—	(45,911)
Chilean Peso	DBAB	Buy	1,284,555,000	1,936,758		4/20/17	7,352	—
Chilean Peso	DBAB	Buy	1,316,496,000	1,994,691		4/24/17	—	(2,762)
Euro	JPHQ	Sell	2,459,575	2,636,296		4/24/17	9,844	—
Japanese Yen	BZWS	Sell	146,100,000	1,416,886		4/24/17	103,051	—
Mexican Peso	DBAB	Buy	62,150,960	3,273,688		4/24/17	33,551	—
South Korean Won	HSBK	Sell	13,696,000,000	12,015,616		4/25/17	—	(240,358)
Chilean Peso	MSCO	Buy	1,535,857,500	2,333,243		4/26/17	—	(9,713)
South Korean Won	HSBK	Sell	3,816,000,000	3,329,988		4/26/17	—	(84,787)
Euro	BZWS	Sell	4,351,556	4,687,179		4/27/17	39,754	—
Euro	GSCO	Sell	1,800,000	1,941,912		4/27/17	19,528	—
Indian Rupee	DBAB	Buy	68,380,000	992,784		4/27/17	60,026	—
Chilean Peso	DBAB	Buy	2,568,642,000	3,902,347		4/28/17	—	(16,872)
Euro	BOFA	Sell	15,982,600	17,188,807		4/28/17	118,763	—
Indian Rupee	HSBK	Buy	869,744,000	11,784,846	EUR	4/28/17	803,613	—
Chilean Peso	MSCO	Buy	1,174,854,000	1,807,746		5/02/17	—	(30,989)
Euro	GSCO	Sell	6,683,000	7,147,602		5/02/17	8,548	—
Euro	JPHQ	Sell	33,330	35,641		5/02/17	36	—
South Korean Won	HSBK	Sell	4,601,000,000	4,017,814		5/02/17	—	(99,473)
Chilean Peso	DBAB	Buy	2,719,981,000	4,214,411		5/08/17	—	(102,045)
Euro	BZWS	Sell	4,094,000	4,407,519		5/08/17	32,840	—
Chilean Peso	DBAB	Buy	584,343,000	907,506		5/09/17	—	(24,072)
Euro	HSBK	Sell	7,662,000	8,223,648		5/10/17	35,540	—
Australian Dollar	JPHQ	Sell	15,958,000	12,209,226		5/15/17	24,178	—
Chilean Peso	DBAB	Buy	806,419,000	1,237,978		5/15/17	—	(19,132)
Chilean Peso	MSCO	Buy	1,625,385,000	2,510,635		5/15/17	—	(53,979)
Euro	BOFA	Sell	25,062,000	26,839,146		5/15/17	49,637	—
Euro	CITI	Sell	1,417,000	1,520,243		5/15/17	5,570	—
Euro	GSCO	Sell	1,183,000	1,269,596		5/15/17	5,052	—
Euro	JPHQ	Sell	2,765,652	2,953,315		5/15/17	—	(2,972)
Euro	SCNY	Sell	3,955,000	4,221,982		5/15/17	—	(5,634)
Japanese Yen	GSCO	Sell	203,561,000	1,964,780		5/15/17	132,824	—
Japanese Yen	HSBK	Sell	286,780,000	2,768,414		5/15/17	187,525	—
Japanese Yen	SCNY	Sell	152,158,000	1,475,407		5/15/17	106,055	—
South Korean Won	CITI	Sell	5,173,000,000	4,515,144		5/15/17	—	(114,457)
Euro	GSCO	Sell	6,210,000	6,618,059		5/16/17	—	(20,322)
Euro	JPHQ	Sell	26,790,000	28,494,514		5/16/17	—	(143,526)
Euro	SCNY	Sell	6,873,000	7,321,223		5/16/17	—	(25,894)
Japanese Yen	MSCO	Sell	245,000,000	2,278,815		5/16/17	73,852	—

|5

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	SCNY	Sell	103,657,300	965,511		5/16/17	$32,611	$—
South Korean Won	CITI	Sell	4,268,000,000	3,711,950		5/16/17	—	(107,745)
Chilean Peso	JPHQ	Buy	329,492,989	510,367		5/17/17	—	(12,407)
Euro	BOFA	Sell	851,370	904,266		5/17/17	—	(5,879)
Euro	GSCO	Sell	1,688,000	1,787,103		5/17/17	—	(17,429)
Chilean Peso	DBAB	Buy	1,472,517,500	2,279,792		5/18/17	—	(54,487)
Japanese Yen	BOFA	Sell	705,633,500	6,581,174		5/18/17	230,141	—
Japanese Yen	CITI	Sell	2,262,483,100	20,951,302		5/18/17	587,889	—
South Korean Won	HSBK	Sell	7,321,000,000	6,255,661		5/18/17	—	(296,449)
Japanese Yen	BOFA	Sell	704,526,000	6,544,598		5/19/17	203,315	—
Japanese Yen	HSBK	Sell	707,007,200	6,567,647		5/19/17	204,031	—
Chilean Peso	JPHQ	Buy	333,447,011	518,500		5/22/17	—	(14,677)
Euro	JPHQ	Sell	5,056,324	5,407,107		5/22/17	376	—
Euro	UBSW	Sell	9,844,000	10,538,002		5/22/17	11,807	—
Indonesian Rupiah	JPHQ	Buy	34,485,000,000	3,342,541	AUD	5/22/17	28,399	—
Japanese Yen	BOFA	Sell	706,440,000	6,537,758		5/22/17	178,591	—
Japanese Yen	JPHQ	Sell	532,106,000	4,940,127		5/22/17	150,264	—
South Korean Won	DBAB	Sell	5,870,000,000	4,999,276		5/22/17	—	(254,382)
Euro	JPHQ	Sell	11,085,000	11,737,962		5/23/17	—	(115,823)
Euro	UBSW	Sell	370,478	391,997		5/23/17	—	(4,175)
Chilean Peso	CITI	Buy	515,662,000	799,885		5/24/17	—	(20,816)
Japanese Yen	BOFA	Sell	860,890,000	7,828,265		5/25/17	77,987	—
Japanese Yen	HSBK	Sell	154,574,000	1,410,218		5/25/17	18,645	—
Chilean Peso	DBAB	Buy	2,982,950,000	4,607,228		5/30/17	—	(101,772)
Euro	BOFA	Sell	1,464,790	1,555,270		5/30/17	—	(11,652)
Euro	SCNY	Sell	8,685,912	9,229,954		5/30/17	—	(61,583)
Mexican Peso	JPHQ	Buy	39,025,000	2,049,579		5/30/17	15,083	—
Chilean Peso	DBAB	Buy	2,398,605,000	3,713,873		5/31/17	—	(91,183)
Euro	BOFA	Sell	1,471,272	1,563,109		5/31/17	—	(10,831)
Indian Rupee	DBAB	Buy	1,151,765,600	15,973,804	EUR	5/31/17	585,671	—
Euro	UBSW	Sell	13,525,000	14,282,603		6/06/17	—	(190,783)
Euro	BOFA	Sell	1,677,316	1,785,209		6/08/17	—	(9,911)
Japanese Yen	CITI	Sell	153,700,000	1,455,989		6/08/17	71,448	—
Japanese Yen	HSBK	Sell	230,100,000	2,036,283		6/09/17	—	(36,574)
Australian Dollar	CITI	Sell	16,864,000	12,789,659		6/13/17	—	(80,316)
Australian Dollar	JPHQ	Sell	25,286,000	19,080,854		6/13/17	—	(216,476)
Chilean Peso	DBAB	Buy	1,571,026,500	2,358,722		6/13/17	12,607	—
Japanese Yen	HSBK	Sell	505,050,000	4,432,207		6/13/17	—	(118,412)
Euro	MSCO	Sell	3,640,000	3,891,233		6/14/17	—	(5,656)
South Korean Won	CITI	Sell	3,870,000,000	3,340,238		6/15/17	—	(124,368)
Australian Dollar	CITI	Sell	1,690,900	1,273,129		6/16/17	—	(17,238)
Australian Dollar	JPHQ	Sell	8,540,000	6,441,551		6/16/17	—	(75,533)
Euro	JPHQ	Sell	3,821,732	4,081,533		6/16/17	—	(10,346)
Euro	MSCO	Sell	905,000	966,694		6/16/17	—	(2,278)
Japanese Yen	CITI	Sell	230,997,000	2,215,607		6/16/17	133,970	—
Japanese Yen	HSBK	Sell	187,120,000	1,641,404		6/16/17	—	(44,834)
Japanese Yen	JPHQ	Sell	197,300,000	1,891,595		6/16/17	113,620	—
Australian Dollar	CITI	Sell	3,408,700	2,571,591		6/19/17	—	(29,542)
Euro	UBSW	Sell	1,228,000	1,310,491		6/19/17	—	(4,522)
Japanese Yen	DBAB	Sell	186,830,000	1,788,925		6/19/17	105,058	—
Euro	UBSW	Sell	905,628	976,711		6/20/17	6,861	—
Japanese Yen	CITI	Sell	207,460,000	2,021,289		6/20/17	151,397	—

|6

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	DBAB	Sell	5,874,000,000	5,031,694		6/20/17	$—	$(227,340)
Japanese Yen	DBAB	Sell	187,160,000	1,818,500		6/22/17	131,415	—
Chilean Peso	JPHQ	Buy	510,998,000	766,114		6/30/17	4,578	—
Chilean Peso	DBAB	Buy	3,852,962,000	5,773,179		7/03/17	37,026	—
Euro	GSCO	Sell	454,000	489,321		7/03/17	2,792	—
Japanese Yen	JPHQ	Sell	1,012,400,000	9,126,888		7/03/17	—	(3,839)
Japanese Yen	BZWS	Sell	474,230,000	4,112,421		7/11/17	—	(166,251)
Japanese Yen	GSCO	Sell	69,178,000	599,167		7/11/17	—	(24,982)
Japanese Yen	JPHQ	Sell	557,950,000	4,822,802		7/11/17	—	(211,221)
Japanese Yen	BZWS	Sell	237,550,000	2,069,494		7/13/17	—	(73,972)
Japanese Yen	CITI	Sell	94,950,000	824,240		7/13/17	—	(32,515)
Japanese Yen	HSBK	Sell	372,780,000	3,237,511		7/13/17	—	(126,166)
Japanese Yen	JPHQ	Sell	154,420,000	1,509,187		7/14/17	115,754	—
Japanese Yen	SCNY	Sell	219,020,000	1,946,671		7/20/17	—	(30,259)
Malaysian Ringgit	DBAB	Buy	9,759,000	2,166,837	EUR	7/20/17	—	(139,046)
Japanese Yen	DBAB	Sell	95,240,000	833,603		7/24/17	—	(26,223)
Japanese Yen	CITI	Sell	178,564,000	1,710,219		7/25/17	98,068	—
Japanese Yen	JPHQ	Sell	275,000,000	2,447,501		7/25/17	—	(35,316)
Japanese Yen	JPHQ	Sell	95,800,000	852,882		7/27/17	—	(12,124)
Japanese Yen	DBAB	Sell	631,276,974	6,080,846		7/31/17	379,766	—
Japanese Yen	HSBK	Sell	817,266,455	7,165,861		7/31/17	—	(214,896)
Japanese Yen	GSCO	Sell	195,642,140	1,739,985		8/16/17	—	(28,225)
Japanese Yen	JPHQ	Sell	100,450,000	893,115		8/16/17	—	(14,750)
Japanese Yen	DBAB	Sell	687,444,000	6,960,753		8/18/17	747,051	—
South Korean Won	CITI	Sell	16,347,000,000	14,325,651		8/21/17	—	(323,293)
Japanese Yen	HSBK	Sell	1,286,140,000	13,044,016		8/22/17	1,416,555	—
Japanese Yen	JPHQ	Sell	926,943,000	9,401,664		8/22/17	1,021,555	—
Mexican Peso	HSBK	Buy	21,920,000	1,043,139		8/23/17	101,963	—
Japanese Yen	BZWS	Sell	307,053,000	3,108,721		8/24/17	332,514	—
Japanese Yen	DBAB	Sell	303,441,000	3,076,621		8/24/17	333,072	—
Japanese Yen	JPHQ	Sell	800,079,000	8,098,580		8/28/17	863,308	—
Japanese Yen	DBAB	Sell	509,728,000	5,172,724		8/30/17	562,709	—
Japanese Yen	JPHQ	Sell	450,908,000	4,566,619		8/30/17	488,577	—
Japanese Yen	BZWS	Sell	726,500,000	6,524,590		8/31/17	—	(46,242)
Japanese Yen	HSBK	Sell	980,688,000	9,738,709		9/01/17	868,446	—
Mexican Peso	MSCO	Buy	117,000,000	5,770,084		9/01/17	333,841	—
Mexican Peso	HSBK	Buy	82,460,700	4,017,769		9/06/17	281,040	—
Japanese Yen	BZWS	Sell	192,016,500	1,698,187		9/11/17	—	(39,427)
Japanese Yen	DBAB	Sell	167,200,000	1,470,353		9/13/17	—	(42,835)
South Korean Won	CITI	Sell	5,158,000,000	4,503,926		9/20/17	—	(120,355)
Japanese Yen	BZWS	Sell	132,990,000	1,188,647		9/21/17	—	(15,398)
Japanese Yen	BZWS	Sell	125,158,380	1,135,620		9/25/17	2,261	—
Japanese Yen	MSCO	Sell	311,200,000	2,789,630		9/25/17	—	(28,410)
South Korean Won	HSBK	Sell	20,565,000,000	18,374,732		9/27/17	—	(64,253)
Japanese Yen	JPHQ	Sell	130,931,000	1,188,305		9/29/17	2,425	—
Japanese Yen	JPHQ	Sell	278,975,000	2,755,989		10/10/17	227,675	—
Mexican Peso	DBAB	Buy	67,596,340	3,489,384		10/23/17	10,262	—
Mexican Peso	CITI	Buy	21,771,590	1,126,311		10/24/17	699	—
South Korean Won	HSBK	Sell	35,000,000,000	30,167,213		10/31/17	—	(1,247,998)
Japanese Yen	CITI	Sell	104,080,747	1,014,175		11/09/17	69,316	—
Japanese Yen	CITI	Sell	335,732,000	3,272,944		11/14/17	224,267	—
Japanese Yen	JPHQ	Sell	102,242,000	998,442		11/14/17	70,015	—

|7

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

			Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	152,157,000	1,436,514	11/16/17		$54,669	$—
Japanese Yen	JPHQ	1,900,700,000	16,973,415	11/16/17		—	(288,182)
Japanese Yen	DBAB	592,373,000	5,522,056	11/21/17		140,787	—
Mexican Peso	CITI	245,000,000	11,425,747	11/24/17		1,199,638	—
Japanese Yen	SCNY	696,345,000	6,391,711	11/27/17		63,802	—
Japanese Yen	CITI	496,800,000	4,436,487	12/12/17		—	(81,903)
Japanese Yen	JPHQ	467,930,000	4,147,544	12/13/17		—	(108,513)
Japanese Yen	CITI	152,232,000	1,380,965	2/09/18		—	(8,283)
Japanese Yen	CITI	613,483,000	5,588,677	2/13/18		—	(11,178)
Japanese Yen	JPHQ	1,893,639,000	16,973,415	2/16/18		—	(314,667)
Mexican Peso	CITI	62,000,000	2,939,085	2/26/18		212,306	—
Japanese Yen	HSBK	796,744,000	7,207,092	2/27/18		—	(71,462)
Japanese Yen	JPHQ	304,127,000	2,759,047	2/28/18		—	(19,427)
Japanese Yen	JPHQ	416,700,000	3,735,595	3/05/18		—	(72,438)
Japanese Yen	HSBK	196,900,000	1,754,433	3/06/18		—	(45,052)
Japanese Yen	CITI	220,552,000	1,995,088	3/23/18		—	(22,542)
Total Forward Exchange Contracts						$16,781,083	$(8,440,025)
Net unrealized appreciation (depreciation)						$8,341,058

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Notional	Expiration	Unrealized	Unrealized
Description			Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%			LCH	$35,260,000 1/22/25		$878,072	$—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%			LCH	44,070,000 1/23/25		916,713	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%			LCH	26,010,000 1/27/25		538,535	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%			LCH	6,500,000	1/29/25	152,337	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%			LCH	5,500,000	1/30/25	127,283	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%			LCH	8,680,000	2/03/25	283,128	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%			LCH	800,000	3/27/25	18,453	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%			LCH	800,000	3/27/25	18,019	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.449%			LCH	6,340,000	7/02/25	—	(92,277)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.310%			LCH	16,220,000 7/29/25		—	(37,162)

|8

		TEMPLETON GLOBAL INCOME FUND
	STATEMENT OF INVESTMENTS (UNAUDITED)

Interest Rate Swap Contracts (continued)

		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.752%	LCH	$23,960,000	7/29/45	$—	$(542,102)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.378%	LCH	56,100,000	11/18/46	3,018,550	—
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.794%	LCH	10,100,000	3/13/47	—	(299,889)
Total Interest Rate Swap Contracts				$5,951,090	$(971,430)
Net unrealized appreciation (depreciation)				$4,979,660

See Abbreviations on page 14.

|9

TEMPLETON GLOBAL INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|10

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At March 31, 2017, the Fund received $938,422 in United Kingdom Treasury Bonds and U.S. Government and Agency Securities as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

|11

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$965,937,892

Unrealized appreciation	$39,459,995
Unrealized depreciation	(46,891,364)
Net unrealized appreciation (depreciation)	$(7,431,369)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	143,876,895	93,989,354	(23,622,640)	214,243,609	$214,243,609	$72,908	$-	1.0%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|12

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of March 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$696,322,394	$—	$696,322,394
Short Term Investments	214,243,609	47,940,520	—	262,184,129
Total Investments in Securities	$214,243,609	$744,262,914	$—	$958,506,523

Other Financial Instruments:
Forward Exchange Contracts	$—	$16,781,083	$—	$16,781,083
Swap Contracts.	—	5,951,090	—	5,951,090
Total Other Financial Instruments	$—	$22,732,173	$—	$22,732,173

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$8,440,025	$—	$8,440,025
Swap Contracts.	—	971,430	—	971,430
Total Other Financial Instruments	$—	$9,411,455	$—	$9,411,455

[a]For detailed categories, see the accompanying Statement of Investments.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables --Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|13

TEMPLETON GLOBAL INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BBA	British Bankers Association
BZWS	Barclays Bank PLC	AUD	Australian Dollar	FRN	Floating Rate Note
CITI	Citigroup, N.A.	BRL	Brazilian Real	GDP	Gross Domestic Product
DBAB	Deutsche Bank AG	COP	Colombian Peso	LIBOR	London InterBank Offered Rate
GSCO	Goldman Sachs Group, Inc.	EUR	Euro	VRI	Value Recovery Instruments
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah
JPHQ	JPMorgan Chase N.A.	INR	Indian Rupee
LCH	LCH Clearnet LLC	KRW	South Korean Won
MSCO	Morgan Stanley and Co. Inc.	MXN	Mexican Peso
SCNY	Standard Chartered Bank	PEN	Peruvian Nuevo Sol
UBSW	UBS AG	PHP	Philippine Peso
		USD	United States Dollar
		ZAR	South African Rand

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/ LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 25, 2017

By /s/ MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 25, 2017